o BT ADVISOR FUNDS o

                             ----------------------
                             EAFE EQUITY INDEX FUND
                             ----------------------



                                 ANNUAL REPORT
                                ---------------
                                DECEMBER o 1997

EAFE Equity Index Fund

Table of Contents

            Letter to Shareholders                                      3

            EAFE Equity Index Fund
               Statement of Assets and Liabilities                      5
               Statement of Operations                                  5
               Statement of Changes in Net Assets                       6
               Financial Highlights                                     6
               Notes to Financial Statements                            7
               Report of Independent Accountants                        9

            EAFE Equity Index Portfolio
               Schedule of Portfolio Investments                       10
               Statement of Assets and Liabilities                     17
               Statement of Operations                                 17
               Statement of Changes in Net Assets                      18
               Financial Highlights                                    18
               Notes to Financial Statements                           19
               Report of Independent Accountants                       21

EAFE Equity Index Fund

Letter to Shareholders

The EAFE(R)* Equity Index Fund's (the "Fund") Institutional Class Shares returned 2.11% and the Fund's Advisor Class Shares returned 1.89% for the year ended December 31, 1997. Both classes outperformed the 1.78% return of the MSCI EAFE Index,** but underperformed the 5.44% return of the Lipper International Equity Average.*** Since the Institutional Class Shares' inception on January 24, 1996, it is up 9.49%, cumulatively, as of December 31, 1997. This is a 4.79% average annualized total return. Since the Advisor Class Shares' inception on June 21, 1996, it is up 3.49% cumulatively, as of December 31, 1997. This is a 2.27% average annualized total return.# The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.##

MARKET ACTIVITY

Overall, 15 of the 20 EAFE markets posted gains for the year ended December 31, 1997 and 12 had double-digit returns, but most of the advance of the MSCI EAFE Index took place during the second quarter. This may also have been the year that confirmed that the world markets are not, contrary to what many have thought, highly correlated. A real divergence in the stock market performance of Europe and Pacific has become clear, as Europe has almost kept pace with the U.S., but the Pacific has been disappointing.

------------------------------------------
             Objective
Seeks to replicate as closely as possible
the total return of the Morgan Stanley
Capital International Europe Australia Far
East (MSCI EAFE) Index.
------------------------------------------

In the first quarter, the MSCI EAFE Index had a negative return, with the fall of currencies outweighing the rise in equities. The Pacific Basin also fell more than Europe advanced. In the second quarter, the MSCI EAFE Index gained in each month, as equities, currencies, the Pacific Basin and Europe all had positive returns. The performance of the EAFE markets were mixed in the third quarter, as European markets continued to register strong gains following Wall Street's rebound, Asian markets fell, and currencies also fell as the dollar strengthened. Concerns over the Asian financial turmoil either directly or indirectly impacted each market, and so October proved to be difficult for all of the EAFE countries. European markets rebounded in the remaining months of 1997; the Pacific Basin markets did not. For the 12-month period, equities added to performance for the year, while currencies detracted. Switzerland was the best performing EAFE market, and Malaysia was the worst.

--------------------------------------------
         Investment Instruments
Primarily equity securities of business
enterprises organized and domiciled out-
side of the United States. Statistical meth-
ods will be employed to replicate the Index
by buying most of the relevant Index secu-
rities.
--------------------------------------------

Europe

Regionally, Europe rose 23.8% during the annual period, benefiting largely from the development of the European Common Market, relatively stable currencies anchored to the deutschemark, strong corporate earnings, and widespread corporate downsizing programs. In the first half of the year, almost all of the European countries reached new stock market highs including the United Kingdom, Belgium, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Norway, Spain, Switzerland and Sweden. The one real interruption to these gains was in October, when European markets fell amid concern that Asia's currency woes would lead to lower Asian economic growth and consequently a slowdown in European exports. They were also negatively impacted by the German central bank's decision to raise its interest rates, its first increase in five years, and by other European central banks following suit. By the end of the year, the region's markets had resumed their upward movement.

Several nations benefited from stock or sector specific developments as well. For example, Switzerland did particularly well due to increased earning optimism for financial stocks. Finland rose mainly due to gains by Nokia, the global telecommunications company. Denmark was the best performer in December, as one of its largest companies, Novo Nordisk, rose dramatically on news of FDA approval of its diabetes drug and as its banks rose sharply amid merger speculation incited by the announced merger of Switzerland's UBS and SBC banks. Italy and Spain's markets benefited from interest rate cuts by their respective central banks, and the United Kingdom advanced on positive economic news, a weaker British pound, and reports that the U.K. may join the single European currency sooner than expected.

-----------------------------------------------------------------
  Ten Largest Stock Holdings
-----------------------------------------------------------------
  Royal Dutch Petroleum Co.         Glaxo Wellcome Plc.
-----------------------------------------------------------------
  Novartis AG                       British Petroleum Co. Plc.
-----------------------------------------------------------------
  Nippon Telegraph & Telephone      Lloyds TSB Group Plc.
-----------------------------------------------------------------
  Toyota Motor Corp.                HSBC Holdings Plc.
-----------------------------------------------------------------
  Roche Holding AG                  Bank of Tokyo-Mitsubishi Ltd.
-----------------------------------------------------------------

Pacific Basin

The Pacific Basin overall fell 25.5% during the annual period, although this region, like the other EAFE markets, had a strong second quarter. In the first quarter, Hong Kong fell in response to the decline in the U.S. market, and Japan fared even worse, primarily due to investors' concerns about the economy, lack of market support by government officials, and the appreciation of the dollar versus the yen. During the second quarter, Australia and New Zealand each set record stock market levels. So, too, did Hong Kong, as investors were optimistic about China's role in overseeing the nation. "Red chip" stocks, i.e. Chinese companies with Hong Kong listings, soared. Like Hong Kong, Japan had a much more positive second quarter, as the yen rebounded through May and June. Bank shares also performed well as investors expected interest rates to remain low.

In the third quarter, the Pacific Basin was dragged down by Malaysia and Japan. Concerns about its currency sent Malaysian equities lower, and attempts by the government to protect the market from speculators by imposing trade restrictions backfired and eroded investor confidence, accelerating the fall in equity prices. Japanese stock prices were driven down by lower corporate earnings and a report by the government that its GDP had plunged 2.9% in the second quarter.

The fourth quarter was dominated by the well-publicized Asian financial turmoil, sparked by the Thai currency crisis earlier in the year but most dramatically seen in the Hong Kong equity market's plunge in

-----------------
  * The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.

 ** This index is unmanaged, and investments cannot be made in an index.

*** Lipper figures represent the average of the total returns reported by all of the funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

 # Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

## Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in accounting and other financial standards.

EAFE Equity Index Fund

Letter to Shareholders


                    Diversification of Portfolio Investments

                       By Country as of December 31, 1997
                    (percentages are based on market value)


               [Pie Chart Appears Here -- See Percentages Below]


Netherlands 6%                     Hong Kong 3%
                                       Italy 4%
Switzerland 8%
                                   Australia 3%
                                       Spain 3%

                                       Other 6%*
France 8%
                                      Sweden 3%
Germany 10%

                                      Japan 25%
United Kingdom 21%

-----------
* Consists of countries less than 3%


October. Fears of currency devaluation engulfed the Hong Kong dollar. The central bank reiterated its commitment to maintaining the currency's peg to the U.S. dollar and raised interest rates to ward off speculative selling. However, this led to the stock market decline, as analysts lowered their earnings estimates to account for an economic slowdown. Currency fears spread to other Asian markets, causing equity declines throughout virtually all the region.

MANAGER OUTLOOK

Our long-term outlook for Europe remains positive, as we believe there is still room for economic growth with low inflation. This should, in turn, allow corporate earnings to rise. The development of the European Common Market continues slowly, but surely. As for the Pacific Basin, we expect that their problems will be ongoing for the near to mid-term, and so we are still cautious on this region. Japan has been mired in a recession for five years, complicated by both real estate and banking crises compounded with an unstable currency. Investors were disappointed by the fiscal stimulus package announced by the Japanese government in December, and concern over the economy's weakness, as evidenced by an increased number of bankruptcies, led to a decline in the yen at the end of 1997. Hong Kong is still being watched closely and remains, we believe, highly volatile.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of the EAFE Equity Index Fund and look forward to serving your investment needs for many years ahead.


                              /s/ Richard J. Vella
                              --------------------
                                Richard J. Vella
                            Portfolio Manager of the
                          EAFE Equity Index Portfolio
                               December 31, 1997

Performance Comparison

Comparison of Change in
Value of a $10,000 Investment
in the EAFE Equity Index
Fund - Institutional Class and
Advisor Class, with the MSCI
EAFE Index since January 31,
1996 and June 30, 1996,
respectively.

------------------------------------
Annualized Total Return
Ended December 31, 1997

 Institutional          Advisor
Since 1/24/96*      Since 6/21/96*
    4.79%                2.27%

* The Fund's inception date.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
------------------------------------


                 [Graph Appears Here -- See Plot Points Below]


           EAFE Equity Index
         Fund - Institutional      MSCI EAFE
            Class - $10,949     Index - $10,920


1/96          10,000                10,000
3/96          10,217                10,247
6/96          10,404                10,409
9/96          10,384                10,396
12/96         10,553                10,561
3/97          10,374                10,395
6/97          11,805                11,745
9/97          11,898                11,848
12/97         10,949                10,920


                 [Graph Appears Here -- See Plot Points Below]


                               EAFE Equity Index
             MSCI EAFE       Fund - Institutional
         Index - $10,346       Class - $10,349

6/96           10,000                10,000
9/96           10,247                10,217
12/96          10,409                10,404
3/97           10,396                10,384
6/97           10,561                10,553
9/97           10,395                10,374
12/97          11,745                11,805



Past performance is not indicative of future performance. The MSCI EAFE Index is unmanaged and investments may not be made in an index. The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

EAFE Equity Index Fund

Statement of Assets and Liabilities December 31, 1997

Assets
   Investment in EAFE Equity Index Portfolio, at Value                                                             $36,731,891
   Receivable for Shares of Beneficial Interest Subscribed                                                           1,872,251
   Due from Bankers Trust                                                                                              110,374
   Deferred Organizational Expense                                                                                       5,526
   Prepaid Expenses                                                                                                      3,637
                                                                                                                   -----------
Total Assets                                                                                                        38,723,679
                                                                                                                   -----------
Liabilities
   Accrued Expenses                                                                                                      2,829
                                                                                                                   -----------
Net Assets                                                                                                         $38,720,850
                                                                                                                   ===========
Composition of Net Assets
   Paid-in Capital                                                                                                 $36,665,584
   Distributions in Excess of Net Investment Income                                                                   (317,554)
   Distributions in Excess of Net Realized Gain from Investments, Futures, Foreign Currencies and
      Forward Foreign Currency Transactions                                                                           (147,832)
   Net Unrealized Appreciation on Investments, Futures, Foreign Currencies and Forward Foreign Currency Contracts    2,529,652
                                                                                                                   -----------

Net Assets                                                                                                         $38,720,850
                                                                                                                   ===========
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
   Institutional Class+                                                                                            $      9.98
                                                                                                                   ===========
   Advisor Class++                                                                                                 $      9.63
                                                                                                                   ===========


-------------
 + Net asset value, offering and redemption price per share (based on net assets of $35,508,565 and 3,556,906 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).

++ Net asset value, offering and redemption price per share (based on net assets of $3,212,285 and 333,679 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).


--------------------------------------------------------------------------------


Statement of Operations For the year ended December 31, 1997

Investment Income
   Income Allocated from EAFE Equity Index Portfolio, net                                                      $  792,950
Expenses                                                                                                          -------
   Administration and Services Fees
     Institutional Class                                                                                           65,464
     Advisor Class                                                                                                  5,745
   Shareholder Reports                                                                                             14,000
     Institutional Class                                                                                            4,000
     Advisor Class                                                                                                  2,000
   Registration Fees                                                                                               13,384
   Professional Fees                                                                                               10,950
   Trustees Fees                                                                                                   25,160
   Amortization of Deferred Organizational Expenses                                                                 1,785
   Miscellaneous                                                                                                    8,456
                                                                                                               ----------
   Total Expenses                                                                                                 150,944
   Less:  Expenses Absorbed by Bankers Trust
     Institutional Class                                                                                         (118,022)
     Advisor Class                                                                                                 (5,151)
                                                                                                               ----------
   Net Expenses                                                                                                    27,771
                                                                                                               ----------
Net Investment Income                                                                                             765,179
                                                                                                               ----------
Realized and Unrealized Gain (Loss) on Investments, Futures, Foreign Currencies and Forward Foreign Currency Contracts
   Net Realized Gain from Investment Transactions                                                               1,844,681
   Net Realized Loss from Futures, Foreign Currencies and Forward Foreign Currency Transactions                  (162,070)

   Net Change in Unrealized Appreciation on Investments, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts                                                                           934,766
                                                                                                               ----------
Net Realized and Unrealized Gain on Investments, Futures, Foreign Currencies and
  Forward Foreign Currency Contracts                                                                            2,617,377
                                                                                                               ----------
Net Increase in Net Assets from Operations                                                                     $3,382,556
                                                                                                               ==========


               See Notes to Financial Statements on Pages 7 and 8

Statement of Changes in Net Assets

                                                                                                            For the period
                                                                                                           January 24, 1996
                                                                                            For the          (Commencement
                                                                                          year ended       of Operations) to
                                                                                       December 31, 1997   December 31, 1996
                                                                                       -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                                 $    765,179         $    448,207
   Net Realized Gain (Loss) from Investments, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts Transactions                                        1,682,611              (71,253)
   Net Change in Unrealized Appreciation on Investments, Futures, Foreign Currencies
     and Forward Foreign Currency Contracts                                                   934,766            1,585,886
                                                                                         ------------         ------------
Net Increase in Net Assets from Operations                                                  3,382,556            1,962,840
                                                                                         ------------         ------------
Distributions to Shareholders
   Net Investment Income
     Institutional Class                                                                     (791,561)            (312,707)
     Advisor Class                                                                            (26,630)                  --
   Net Realized Gain from Investment Transactions
     Institutional Class                                                                   (1,895,332)             (58,623)
     Advisor Class                                                                           (204,211)              (1,066)
                                                                                         ------------         ------------
Total Distributions                                                                        (2,917,734)            (372,396)
                                                                                         ------------         ------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase (Decrease) Resulting from Institutional Class Shares (Note 3)              (4,930,429)          38,089,199
   Net Increase Resulting from Advisor Class Shares (Note 3)                                2,801,911              704,893
                                                                                         ------------         ------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest         (2,128,518)          38,794,092
                                                                                         ------------         ------------
Total Increase (Decrease) in Net Assets                                                    (1,663,696)          40,384,536
                                                                                         ------------         ------------
Net Assets
Beginning of Period                                                                        40,384,546                   10
                                                                                         ------------         ------------
End of Period (includes accumulated net investment income of ($317,554) and $0
  for 1997 and 1996, respectively)                                                       $ 38,720,850         $ 40,384,546
                                                                                         ============         ============

--------------------------------------------------------------------------------

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the EAFE Equity Index Fund.

                                                          Institutional Class Shares               Advisor Class Shares
                                                     -----------------------------------  --------------------------------------
                                                                        For the period                        For the period
                                                                       January 24, 1996                        June 21, 1996
                                                         For the         (Commencement        For the          (Commencement
                                                        year ended     of Operations) to     year ended      of Operations) to
                                                     December 31, 1997 December 31, 1996  December 31, 1997  December 31, 1996
                                                     ----------------- -----------------  ----------------   -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                     $   10.62         $   10.00        $   10.14           $   10.00
                                                         ---------         ---------        ---------           ---------
Income from Investment Operations
   Net Investment Income                                      0.23              0.12             0.05                0.02
   Net Realized and Unrealized Gain (Loss) from Invest-
      ments, Futures, Foreign Currencies and Forward
      Foreign Currency Contracts Transactions                (0.02)             0.60             0.13                0.12
                                                         ---------         ---------        ---------           ---------
Total from Investment Operations                              0.21              0.72             0.18                0.14
                                                         ---------         ---------        ---------           ---------
Distributions to Shareholders
   Net Investment Income                                     (0.24)            (0.08)           (0.08)              (0.00)+
   Net Realized Gain from Investment Transactions            (0.61)            (0.02)           (0.61)              (0.00)+
                                                         ---------         ---------        ---------           ---------
Total Distributions                                          (0.85)            (0.10)           (0.69)              (0.00)+
                                                         ---------         ---------        ---------           ---------
Net Asset Value, End of Period                           $    9.98         $   10.62        $    9.63           $   10.14
                                                         =========         =========        =========           =========
Total Investment Return                                       2.11%             7.22%            1.89%               1.57%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)              $   35,509        $   39,667       $    3,212          $      717
   Ratios to Average Net Assets:
      Net Investment Income                                   1.70%             1.64%*           1.17%               0.67%*
      Expenses, Including Expenses of the
        EAFE Equity Index Portfolio                           0.40%             0.40%*           0.65%               0.65%*
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust            0.33%             0.48%*           0.33%               1.70%*

---------
*  Annualized.
+  Less than $0.01.

               See Notes to Financial Statements on Pages 7 and 8

EAFE Equity Index Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The EAFE Equity Index Fund (the "Fund") is one of the funds offered to investors by the Trust.

The EAFE Equity Index Portfolio (the "Portfolio") is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. At December 31, 1997, the Fund's proportionate interest in net assets was 100%.

The EAFE Equity Index Fund offers two classes of shares to investors:
Institutional Class and Advisor Class shares (the "Classes"). Both Classes of Shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class.

The Institutional and Advisor shares commenced operations and began offering shares of beneficial interest on January 24, 1996 and June 21, 1996, respectively.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. Dividends

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income and net realized short-term and long-term capital gains, if any. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended December 31, 1997, the EAFE Equity Index Fund reclassified $264,542 from Net Investment Income to Undistributed Realized Gains. F. Other The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% and 0.30 of 1% of average daily net assets for the Institutional Class and Advisor Class, respectively. For the year ended December 31, 1997, this fee aggregated $65,464 and $5,745 for the Institutional Class and Advisor Class, respectively.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the average daily net assets of each Class for expenses incurred in connection with any activities primarily intended to result in the sale shares of each Class. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement.

The EAFE Equity Index Fund's two Classes of Shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deduct a transaction fee of 0.25% from purchases, redemptions and exchanges into and out of the Fund. Advisor Class Shares deduct a transaction fee of 0.50% from redemptions and exchanges out of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions).

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows: EAFE Equity Index Fund Institutional Class of Shares to 0.05 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.40 of 1% of the average daily net assets of the Class, including expenses of the Portfolio; EAFE Equity Index Advisor Class of Shares to 0.30 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio, and 0.65 of 1% of the average daily net assets of the Class, including expenses of the Portfolio. For the year ended December 31, 1997, expenses have been reduced by $118,022 and $5,151 for the Institutional Class and Advisor Class, respectively.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

EAFE Equity Index Fund

Notes to Financial Statements

Note 3--Shares of Beneficial Interest

At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    Institutional Class Shares                           Advisor Class Shares
                      --------------------------------------------------    --------------------------------------------
                          For the year ended        For the period ended     For the year ended     For the period ended
                          December 31, 1997          December 31, 1996*       December 31, 1997      December 31, 1996*
                      ------------------------    ----------------------    --------------------    --------------------
                        Shares        Amount        Shares       Amount       Shares      Amount     Shares     Amount
                      ----------    ----------    ----------   ---------    ----------  --------   ---------  ----------
Sold                  1,767,703   $ 18,359,793    3,700,377   $37,717,871    345,960   $ 3,634,709   73,338   $731,005
Reinvested              269,018      2,686,886       35,310       371,328     18,203       173,760       94        936
Redeemed             (2,215,503)   (25,977,108)          --            --   (101,210)   (1,006,558)  (2,706)   (27,048)
                     -----------  -------------   ---------   -----------    -------   -----------   ------   --------
Increase (Decrease)    (178,782)  $ (4,930,429)   3,735,687   $38,089,199    262,953   $ 2,801,911   70,726   $704,893
                     ===========  =============   =========   ===========    =======   ===========   ======   ========

---------------
* Commencement of operations for the EAFE Equity Index Institutional Class and Advisor Class was January 24, 1996 and June 21, 1996, respectively.

EAFE Equity Index Fund

Report of Independent Accountants

To the Trustees of BT Advisor Funds and Shareholders of the EAFE
Equity Index Fund:

We have audited the accoympanying statement of assets and liabilities of the EAFE Equity Index Fund (one of the Funds comprising BT Advisor Funds) as of December 31,1997, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended December 31, 1997 and the period January 24, 1996 (Commencement of Operations) to December 31,1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EAFE Equity Index Fund as of December 31,1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                             Value
------                -----------                             -----

           COMMON STOCK - 98.20%
           Australia - 2.63%
   4,000   Amcor Ltd. (Packaging & Container)             $   17,593
   6,845   Boral Ltd. (Buildings Materials)                   17,305
   1,300   Brambles Industries Ltd. (Transportation)          25,793
  12,553   Broken Hill Proprietary Co. Ltd. (Metals)         116,558
   5,987   Coca-Cola Amatil Ltd. (Beverages)                  44,730
   6,758   Coles Myer Ltd. (Retail)                           32,454
   1,900   Rio Tinto Ltd. (Metals & Mining)                   22,165
   7,900   CSR Ltd. (Building Materials)                      26,768
  18,300   Foster's Brewing Group Ltd. (Brewery)              34,819
   9,700   General Property Trust (Real Estate
             Investment Trust)                                17,192
   2,297   Gio Australia Holdings Ltd. (Insurance)             5,872
   3,400   ICI Australia Ltd. (Chemicals)                     23,816
   1,463   Lend Lease Corp. Ltd. (Financial Services)         28,599
  17,895   M.I.M. Holdings Ltd. (Metals & Mining)             10,961
   9,416   National Australia Bank Ltd. (Financial Services) 131,483
   1,545   Newcrest Mining Ltd. (Metals & Mining) (a)          1,681
  15,143   News Corporation Ltd. (Services)                   83,575
  20,114   Normandy Mining Ltd. (Metals & Mining)             19,528
   6,222   North Ltd. (Metals & Mining)                       16,387
  10,600   Pacific Dunlop Ltd. (Holding Companies)            22,448
   8,900   Pioneer International Ltd. (Building Materials)    24,299
   2,800   Plutonic Resources Ltd. (Metals & Mining)           7,809
   6,613   Santos Ltd. (Oil/Gas)                              27,233
   4,574   Southcorp Holdings Ltd. (Holding Co.)              15,140
   1,700   TABCORP Holdings Ltd. (Leisure Time)                7,976
  26,800   Telstra Corp. Ltd. (Telecom Services) (a)          56,580
  15,646   Westfield Trust (Real Estate Investment
             Trust)                                           29,871
  10,600   Westpac Banking Corp. Ltd. (Banks)                 67,799
   8,699   WMC Ltd. (Metals & Mining)                         30,325
                                                          ----------
                                                             966,759
                                                          ----------
           Austria - 0.39%
     410   Bank Austria AG (Banks)                            20,741
     360   Bank Austria AG- New (Banks)                       17,785
      70   Boehler-Uddeholm AG (Steel)                         4,097
      60   EA-Generali AG (Insurance)                         15,741
     100   Flughafen Wien AG (Transportation)                  3,968
     260   Oesterreichische Elektrizitaetswirtschafts AG-A
            (Utilities)                                       27,539
     160   OMV AG (Oil/Gas)                                   22,132
      90   VA Technologie AG (Oil/Gas)                        13,644
      90   Wienerberger Baustoffindustrie AG
            (Building Materials)                              17,251
                                                          ----------
                                                             142,898
                                                          ----------
           Belgium - 1.29%
      50   Barco NV (Diversified Operations)                   9,176
     450   Delhaize-Le Lion, SA (Foods)                       22,833
     350   Electrabel SA (Utilities)                          80,956
     287   Fortis AG (Insurance)                              59,877
      37   Fortis AG-Strip VVPR (Insurance)                        5
     110   Generale de Banque SA (Banks)                      47,873
      10   Generale de Banque SA-Strip VVPR
            (Banks)                                                3
     150   Groupe Bruxelles Lambert SA
            (Financial Services)                              21,700
     100   Kredietbank NV (Banks)                             41,969
     150   Cimenteries CBR Cementbedrijvin

            (Building Materials)                              13,481
     150   PetroFina SA (Oil/Gas)                             55,363


Shares                Description                             Value
------                -----------                             -----

     100   Royale Belge (Insurance)                         $ 28,474
     650   Solvay SA (Chemicals)                              40,876
     600   Tractebel (Utilities)                              52,306
                                                            --------
                                                             474,892
                                                            --------
           Denmark - 1.07%
     200   Carlsberg AS-A (Brewery)                           10,818
     300   Carlsberg AS-B (Brewery)                           16,123
       1   D/S Svendborg AS-B (Transportation)                65,718
     464   Danisco AS (Food Processing)                       25,750
     300   Den Danske Bank (Banks)                            40,001
       1   D/S 1912-B (Transportation)                        46,149
     500   FLS Industries AS-B (Building &
            Construction)                                     11,931
     445   Novo Nordisk AS-B (Biopharmaceuticals)             63,688
      48   Sophus Berendsen AS-A (Diversified)                 7,929
     164   Sophus Berendsen AS-B (Commercial
            Services)                                         27,064
     777   Tele Danmark AS-B (Utilities)                      48,226
     400   Unidanmark AS-A (Banks)                            29,383
                                                            --------
                                                             392,780
                                                            --------
           Finland - 0.72%
     200   Cultor Oyj (Food Processing)                       10,871
   1,100   Kemira Oyj (Chemicals)                             10,403
     900   Kesko (Retail)                                     14,246
   4,900   Merita Ltd.-A (Banks)                              26,814
     200   Metra Oyj-A (Diversified)                           4,738
     200   Metra Oyj-B (Diversified)                           4,701
   1,300   Nokia Oyj-A (Telecommunications
            Equipment)                                        92,385
     500   Nokia Oyj-K (Telecommunications
            Equipment)                                        35,808
     800   Outokumpu Oyj-A (Metals & Mining)                   9,769
     400   Sampo Insurance Company Ltd.-A
            (Insurance)                                       13,001
     100   Stockmann Oyj-A (Retail)                            6,519
   1,800   UPM-Kymmene Corp. (Forest Products)                36,028
                                                            --------
                                                             265,283
                                                            --------
           France - 7.94%
     252   Accor SA (Hotel/Motel)                             46,873
   1,013   Alcatel Alsthom (Telecommunications
            Equipment)                                       128,814
   1,170   AXA-UAP (Insurance)                                90,570
   1,320   Banque Nationale de Paris (Banks)                  70,191
     206   Bouygues (Property & Development)                  23,353
     155   Canal Plus (Broadcasting)                          28,831
     225   Carrefour Supermarche SA (Retail)                 117,437
     220   Compagnie Bancaire SA (Financial Services)         35,655
     581   Compagnie de Saint Gobain (Building Materials)     82,572
     709   Compagnie Financiere de Paribas-A (Financial
            Services)                                         61,637
     861   Compagnie Generale des Eaux (Diversified)         120,219
   1,650   Elf Aquitaine SA (Energy)                         191,988
     200   Eridania Beghin-Say SA (Agriculture)               31,283
      50   Essilor International (Optical)                    14,960
     600   Etablissements Economiques du Casino
            Guichard-Perrachon SA (Foods)                     33,411
   5,100   France Telecom SA (Telecommunications) (a)        185,061
     508   Groupe Danone (Food Processing)                    90,775
     458   Havas SA (Advertising)                             32,964
     100   Imetal SA (Building & Construction)                12,433
     667   Lafarge SA (Building Materials)                    43,783



              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                             Value
------                -----------                             -----

     867   Lagardere SCA (Diversified)                    $   28,679
     490   L'Air Liquide (Chemicals)                          76,725
     200   Legrand SA (Electronics)                           39,860
     385   L'OREAL (Household Products)                      150,711
     550   LVMH (Moet-Hennessy Louis Vuitton)
            (Wine and Spirits)                                91,331
     896   Lyonnaise des Eaux SA (Diversified)                99,191
     972   Michelin-B (Tire & Rubber)                         48,955
      50   Pathe SA (Television)                               9,707
     450   Pernod Ricard (Beverages)                          26,479
     150   Pinault-Printemps-Redoute SA (Retail)              80,061
     150   Promodes (Retail)                                  62,259
     300   PSA Peugeot Citroen (Autos & Trucks)               37,849
   2,132   Rhone-Poulenc-A (Chemicals)                        95,543
     708   Sanofi SA (Pharmaceuticals)                        78,850
     908   Schneider SA (Electronics)                         49,324
     250   Sidel SA (Machinery)                               16,581
     100   Simco SA (Real Estate)                              6,732
     300   Societe BIC SA (Manufacturing)                     21,906
     200   Societe Francaise d'Investissements
            Immobiliers et de Gestion (Real Estate)            9,973
     591   Societe Generale (Banks)                           80,555
      55   Sodexho Alliance SA (Foods)                        29,465
     950   Thomson CSF (Electronics)                          29,956
   1,478   Total SA-B (Oil/Gas)                              160,919
   2,656   Union des Assurances de Paris (UAP)
            (Insurance) (a)                                   81,985
   1,800   Usinor Sacilor (Steel)                             26,001
     505   Valeo SA (Auto Related)                            34,265
                                                          ----------
                                                           2,916,672
                                                          ----------
           Germany - 9.33%
     365   Adidas AG (Consumer Goods)                         48,028
   1,405   Allianz AG (Insurance)                            364,123
     350   AMB Aachener & Muenchener  Beteiligungs
            AG (Insurance)                                    38,249
   3,970   BASF AG (Chemicals)                               140,753
   4,895   Bayer AG (Chemicals)                              182,940
   1,885   Bayerische Hypotheken-und Wechsel-Bank
            AG (Banks)                                        92,043
   2,057   Bayerische Vereinsbank AG (Banks)                 134,647
     400   Beiersdorf AG (Cosmetics & Toiletries)             17,352
     550   Continental AG (Tires & Rubber)                    12,143
   3,195   Daimler-Benz AG (Autos & Trucks)                  224,242
     760   Degussa AG (Metals & Mining)                       38,251
   3,215   Deutsche Bank AG (Banks)                          227,076
   2,875   Deutsche Lufthansa AG (Airlines)                   55,162
  13,965   Deutsche Telekom (Telecommunications)             262,897
   2,908   Dresdner Bank AG (Banks)                          134,233
     412   Heidelberger Zement AG (Building &
            Construction)                                     29,329
     500   Hochtief AG (Engineering & Construction)           19,743
      60   Karstadt AG (Retail)                               20,492
      65   Linde AG (Machinery)                               39,692
      55   MAN AG (Diversified)                               15,936
     215   Mannesmann AG (Machinery)                         108,690
   1,140   Merck KGAA (Pharmaceuticals)                       37,089
   1,327   Metro AG (Retail)                                  47,601
     500   Muenchener Rueckversicherungs-
            Gesellschaft AG (Insurance)                      188,532
     120   Preussag AG (Steel)                                36,639


Shares                Description                            Value
------                -----------                            -----

   2,000   RWE AG (Oil/Gas)                               $  107,335
     425   SAP AG (Software)                                 129,171
     505   Schering AG (Pharmaceuticals)                      48,728
   3,485   Siemens AG (Electrical Equipment)                 206,414
     190   Thyssen AG (Steel)                                 40,682
   2,925   VEBA AG (Oil/Gas)                                 199,273
     158   Viag AG (Metals & Mining)                          85,146
     170   Volkswagen AG (Consumer Goods)                     95,679
                                                          ----------
                                                           3,428,310
                                                          ----------
           Hong Kong - 2.81%
  10,843   Bank of East Asia Ltd. (Banks)                     25,398
  22,000   Cathay Pacific Airways (Transportation)            17,887
  15,000   Cheung Kong Holdings Ltd. (Real Estate)            98,245
  16,500   China Light & Power Co. Ltd. (Utilities)           91,566
  17,000   Hang Lung Development Co. (Real Estate)            23,914
  12,700   Hang Seng Bank Ltd. (Banks)                       122,517
  26,968   Hong Kong and China Gas Co. Ltd. (Utilities)       52,206
  73,341   Hong Kong Telecommunications Ltd.
            (Telecommunications)                             150,953
  13,000   Hong Kong & Shanghai Hotels Ltd.
            (Hotel/Motel)                                     10,750
  38,000   Hopewell Holdings Ltd. (Property &
            Development)                                       9,465
  24,000   Hutchison Whampoa Ltd. (Diversified)              150,532
  11,000   Hysan Development Co. Ltd. (Real Estate)           21,933
  11,077   New World Development Co. Ltd. (Real
            Estate)                                           38,312
  12,000   Shangri-La Asia Ltd. (Hotel\Motel)                 10,144
  21,690   Sino Land Co. (Real Estate)                        13,087
  14,000   Sun Hung Kai Properties Ltd. (Real Estate)         97,567
   9,500   Swire Pacific Ltd.-A (Conglomerate)                52,107
   5,000   Television Broadcasts Ltd. (Broadcasting)          14,261
  14,000   Wharf Holdings Ltd. (Diversified)                  30,716
                                                          ----------
                                                           1,031,560
                                                          ----------
           Ireland - 0.39%
   4,892   Allied Irish Banks Plc. (Banks)                    47,413
   2,551   CRH Plc. (Building Materials)                      29,887
   1,305   Greencore Group Plc. (Foods)                        6,138
   1,239   Independent Newspapers Plc. (Publishing/
            Printing)                                          6,799
   3,015   Irish Life Plc. (Insurance)                        17,318
   7,342   Jefferson Smurfit Group Plc. (Packaging &
            Container)                                        20,720
   1,586   Kerry Group Plc. (Foods)                           16,977
                                                          ----------
                                                             145,252
                                                          ----------
           Italy - 3.91%
   5,401   Assicurazioni Generali (Insurance)                132,730
  11,103   Banca Commerciale Italiana (Banks)                 38,621
   3,453   Banco Ambrosiano Veneto SPA (Commercial
            Banks)                                            13,222
   2,225   Benetton Group SPA (Textiles)                      36,432
  13,313   Credito Italiano SPA (Financial Services)          41,075
   4,810   Edison SPA (Utilities)                             29,109
  48,998   ENI SPA (Oil/Gas)                                 277,962
  24,966   Fiat SPA (Auto and Trucks)                         72,651
   6,520   Istituto Bancario San Paolo di Torino (Banks)      62,322
   5,061   Istituto Mobiliare Italiano SPA (Financial
            Services)                                         60,112



              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                             Value
------                -----------                             -----

  24,686   Istituto Nazionale delle Assicurazioni
            (Insurance)                                   $   50,055
   5,851   Italgas SPA (Utilities)                            24,158
   4,729   Mediobanca SPA (Financial Services)                37,152
  47,392   Montedison SPA (Chemicals)                         42,593
   9,613   Mediaset SPA (Television)                          47,248
  12,590   Olivetti Group (Computers) (a)                      7,612
   9,197   Parmalat Finanziaria SPA (Financial Services)      13,160
  13,436   Pirelli SPA (Tires & Rubber)                       35,945
   3,362   Riunione Adriatica di Sicurta SPA (Insurance)      32,992
  43,396   Telecom Italia Mobile SPA
            (Telecommunications)                             200,406
   8,838   Telecom Italia SPA RNC (Telecommunications)        38,990
  21,869   Telecom Italia SPA (Telecommunications)           139,770
                                                          ----------
                                                           1,434,317
                                                          ----------
           Japan - 24.64%
   1,000   Acom Company, Ltd. (Financial Services)            55,374
     500   Advantest Corp. (Analytical Instruments &
            Optical)                                          28,456
   4,000   Ajinomoto Co., Inc. (Food Processing)              39,069
   3,000   Amada Co., Ltd. (Machinery)                        11,190
  14,000   Asahi Bank Ltd. (Banks)                            57,066
   3,000   Asahi Breweries Ltd. (Brewery)                     43,838
   8,000   Asahi Chemical Industry Co. Ltd. (Textiles)        27,195
   7,000   Asahi Glass Co. Ltd. (Building Materials)          33,378
  28,000   Bank of Tokyo-Mitsubishi Ltd. (Banks)             387,618
  14,000   Bank of Yokohama Ltd. (Banks)                      37,039
   6,000   Bridgestone Corp. (Tires  & Rubber)               130,590
   5,000   Canon, Inc. (Capital Equipment)                   116,901
   3,000   Casio Computer Co. Ltd. (Electronics)              21,596
   5,000   Chiba Bank Ltd. (Banks)                            15,574
   8,000   Chichibu Onoda Cement Corp. (Building &
            Construction)                                     14,766
   4,000   Citizen Watch Co. Ltd. (Jewelry)                   26,918
   7,000   Cosmo Oil Co. Ltd. (Oil/Gas)                       10,659
     800   Credit Saison Co. Ltd. (Retail)                    19,812
   6,000   Dai Nippon Printing Co. Ltd. (Publishing/
            Printing)                                        113,055
   4,000   Daiei Inc. (Retail)                                16,612
   2,000   Daiichi Pharmaceutical Co. Ltd. (Pharmaceuticals)  22,611
   5,000   Daikin Industries Ltd. (Building Materials)        18,919
   9,000   Dainippon Ink & Chemicals, Inc. (Chemicals)        22,842
   3,000   Daiwa House Industry Co. Ltd. (Industrial)         15,920
   8,000   Daiwa Securities Co. Ltd. (Financial Services)     27,687
   6,000   Denso Corp. (Electrical Equipment)                108,441
      24   East Japan Railway Co. (Transportation)           108,718
   2,000   Ebara Corp. (Machinery)                            21,227
   2,000   Eisai Co. Ltd. (Pharmaceuticals)                   30,610
   1,400   Fanuc (Electronics)                                53,190
  21,000   Fuji Bank Ltd. (Banks)                             85,276
   3,000   Fuji Photo Film Co. (Chemicals)                   115,362
   5,000   Fujikura Ltd. (Electrical Equipment)               33,224
   1,000   Fujita Kanko, Inc. (Hotel/Motel)                   10,767
  14,000   Fujitsu Ltd. (Computers)                          150,740
   9,000   Furukawa Electric Co. Ltd. (Metals & Mining)       38,693
   3,000   Gunma Bank (Banks)                                 19,612
   5,000   Hankyu Corp. (Railroads)                           23,495
  24,000   Hitachi Ltd. (Capital Equipment)                  171,659
   6,000   Hitachi Zosen Corp. (Steel)                         9,644
   6,000   Honda Motor Co. Ltd. (Autos & Trucks)             221,034
   1,000   House Foods Corp. (Foods)                          13,074
   1,000   Hoya Corp. (Glass Products)                        31,532


Shares                Description                             Value
------                -----------                             -----

   2,000   Inax (Building & Construction)                   $  5,830
  18,000   Industrial Bank of Japan (Banks)                  128,744
   8,000   Itochu Corp. (Distribution/Wholesale)              12,613
   2,000   Ito-Yokado Co. Ltd. (Retail)                      102,288
  10,000   Japan Airlines (Transportation) (a)                27,302
  18,000   Japan Energy Corp. (Oil/Gas)                       17,027
   4,000   Joyo Bank (Banks)                                  14,151
   2,000   JUSCO Co. (Retail)                                 28,302
   6,000   Kajima Corp. (Engineering & Construction)          15,182
   2,000   Kandenko Co., Ltd. (Engineering &
            Construction)                                     10,244
   5,800   Kansai Electric Power Co., Inc. (Utilities)        98,581
   3,000   Kao Corp. (Household Products)                     43,376
   8,000   Kawasaki Heavy Industries Ltd.
            (Engineering & Construction)                      12,428
  19,000   Kawasaki Steel Corp. (Steel)                       26,010
   4,000   Kinden Corp. (Engineering & Construction)          42,761
  10,000   Kinki Nippon Railway (Transportation)              53,605
   6,000   Kirin Brewery Co. Ltd. (Brewery)                   43,838
   2,000   Kokuyo (Office Equipment & Computers)              34,609
   6,000   Komatsu Ltd. (Machinery)                           30,225
   8,000   Kubota Corp. (Machinery)                           21,165
  11,000   Kumagai Gumi Co., Ltd. (Engineering &
            Construction)                                      6,007
   4,000   Kuraray Co. Ltd. (Textiles)                        33,224
   2,000   Kurita Water Industries (Capital Equipment)        20,458
   1,000   Kyocera Corp. (Capital Equipment)                  45,530
   3,000   Kyowa Hakko Kogyo (Chemicals)                      13,036
  11,000   Marubeni Corp. (Distribution/Wholesale)            19,373
   2,000   Marui Co. Ltd. (Retail)                            31,225
  15,000   Matsushita Electric Industrial Co. Ltd.
            (Electronics)                                    220,342
   5,000   Meiji Seika (Pharmaceuticals)                      16,689
   5,000   Minebea Co. Ltd. (Electronics)                     53,836
  13,000   Mitsubishi Chemical Corp. (Chemicals)              18,696
   9,000   Mitsubishi Corp. (Distribution/Wholesale)          71,294
  13,000   Mitsubishi Electric Corp. (Capital Equipment)      33,394
   8,000   Mitsubishi Estate Co. Ltd. (Financial Services)    87,368
  25,000   Mitsubishi Heavy Industries Ltd. (Aerospace)      104,595
   7,000   Mitsubishi Materials Corp. (Metals & Mining)       11,306
  10,000   Mitsubishi Trust & Banking Corp. (Banks)          100,750
   5,000   Mitsui Fudosan Co. Ltd. (Real Estate)              48,452
   7,000   Mitsui Marine & Fire Insurance Co. Ltd.
            (Insurance)                                       35,855
   6,000   Mitsui O.S.K. Lines Ltd. (Transportation) (a)       8,352
   7,000   Mitsui Trust & Banking Co. Ltd. (Banks)            13,620
   9,000   Mitsui & Co. (Distribution/Wholesale)              53,436
   8,000   Mitsukoshi Ltd. (Retail)                           21,350
   1,000   Murata Manufacturing Co., Ltd. (Electrical
            Equipment)                                        25,226
   2,000   Mycal Corp. (Foods)                                16,766
   9,000   NEC Corp. (Electronics)                            96,212
   8,000   Nichirei Corp. (Foods)                             17,227
   5,000   Nikon Corp. (Manufacturing)                        49,606
   6,000   Nippon Express Co. Ltd. (Trucking & Leasing)       29,994
   2,000   Nippon Meat Packers, Inc. (Food Processing)        27,379
   7,000   Nippon Oil Co. Ltd. (Oil/Gas)                      18,143
   6,000   Nippon Paper Industries Co. (Forest Products)      23,626
  41,000   Nippon Steel Corp. (Steel)                         60,858
      78   Nippon Telegraph & Telephone Corp.
            (Telcommunications)                              671,871
  12,000   Nippon Yusen Kabushiki Kaisha
            (Transportation)                                  33,040


              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                             Value
------                -----------                             -----

   4,000   Nishimatsu Construction (Engineering &
            Construction)                                   $ 12,613
  15,000   Nissan Motor Co. Ltd. (Autos & Trucks)             62,296
   2,000   Nisshinbo Industries, Inc. (Textiles)               8,460
   2,000   Nissin Food Products Co. Ltd. (Food
            Processing)                                       36,455
  21,000   NKK Corp. (Steel)                                  16,797
  12,000   Nomura Securities Co. Ltd. (Financial Services)   160,585
   6,000   NSK Ltd. (Machinery)                               14,997
   4,000   NTN Corp. (Metals & Mining)                         9,291
  10,000   Obayashi Corp. (Capital Equipment)                 34,147
   7,000   Odakyu Electric Railway (Transportation)           30,363
  12,000   Oji Paper Co. Ltd. (Forest Products)               47,898
   2,000   Olympus Optical Co. Ltd. (Medical Supplies)        13,859
   1,000   Omron Corp. (Electronics)                          15,689
   2,000   Onward Kashiyama Co. Ltd. (Textiles)               23,226
  15,000   Osaka Gas Co. Ltd. (Utilities)                     34,378
   1,000   Pioneer Electronic Corp. (Telecommunications)      15,459
  20,000   Sakura Bank Ltd. (Banks)                           57,374
   3,000   Sankyo Co. Ltd. (Pharmaceuticals)                  68,064
  11,000   Sanyo Electric Co. Ltd. (Electronics)              28,764
   4,000   Sapporo Breweries Ltd. (Brewery)                   12,613
   1,000   Secom (Electronics)                                64,142
   1,800   Sega Enterprises (Toys)                            32,671
   3,000   Sekisui Chemical Co. Ltd. (Chemicals)              15,297
   4,000   Sekisui House Ltd. (Manufactured Housing)          25,810
   7,000   Sharp Corp. (Electronics)                          48,345
   5,000   Shimizu Corp. (Engineering & Construction)         11,613
   2,000   Shin-Etsu Chemical Co. Ltd. (Chemicals)            38,300
   4,000   Shiseido Co. Ltd. (Household Products)             54,759
   5,000   Shizuoka Bank (Banks)                              53,836
  12,000   Showa Denko K.K. (Chemicals)                       10,521
   3,000   Snow Brand Milk Products (Foods)                    8,098
   2,400   Sony Corp. (Electronics)                          214,113
  19,000   Sumitomo Bank Ltd. (Banks)                        217,727
  10,000   Sumitomo Chemical Co. (Chemicals)                  23,072
   6,000   Sumitomo Corp. (Distribution/Wholesale)            33,686
   4,000   Sumitomo Electric Industries (Electrical
            Equipment)                                        54,759
   2,000   Sumitomo Forestry Co. Ltd. (Forest Products)        9,767
  10,000   Sumitomo Marine & Fire (Insurance)                 53,067
  19,000   Sumitomo Metal Industries (Steel)                  24,403
   7,000   Sumitomo Metal Mining Co. (Metals & Mining)        23,149
   6,000   Taisei Corp. (Engineering & Construction)           9,875
   2,000   Taisho Pharmaceutical Co. (Pharmaceuticals)        51,221
   2,000   Takashimaya Co. Ltd. (Retail)                      12,152
   5,000   Takeda Chemical Industries (Pharmaceuticals)      143,049
  16,000   Teijin Ltd. (Textiles)                             33,594
   7,000   Tobu Railway Co. Ltd. (Transportation)             21,965
     300   Toho Co. (Entertainment)                           32,071
   3,000   Tohoku Electric Power (Utilities)                  45,684
  12,000   Tokai Bank (Banks)                                 56,112
   9,000   Tokio Marine & Fire Insurance Co. (Insurance)     102,442
   1,000   Tokyo Broadcasting System (Broadcasting)           12,690
   2,000   Tokyo Dome Corp. (Entertainment) (a)               13,351
   8,800   Tokyo Electric Power Co. (Utilities)              161,077
   1,000   Tokyo Electron Ltd. (Electronics)                  32,148
  14,000   Tokyo Gas Co. Ltd. (Utilities)                     31,871
   6,000   Tokyu Corp. (Transportation)                       23,257
   4,000   Toppan Printing Co. Ltd. (Publishing/Printing)     52,298
   8,000   Toray Industries, Inc. (Chemicals)                 35,993
   1,000   Tostem Corp. (Building Materials)                  10,767
   5,000   Toto Ltd. (Industrial)                             32,071


Shares                Description                             Value
------                -----------                             -----

   1,000   Toyo Seikan Kaisha (Packaging & Container)     $   14,305
   8,000   Toyobo Ltd. (Textiles)                              9,721
   2,000   Toyoda Automatic Loom Works Ltd. (Machinery)       36,916
  23,000   Toyota Motor Corp. (Consumer Goods)               661,565
  11,000   Ube Industries Ltd. (Chemicals)                    14,043
   2,000   Uny Co. Ltd. (Retail)                              27,533
   3,000   Wacoal Corp. (Textiles)                            29,994
   2,000   Yamaha Corp. (Diversified)                         22,765
  14,000   Yamaichi Securities Co. Ltd. (Financial
            Services)                                            108
   2,000   Yamanouchi Pharmaceutical Co. Ltd.
            (Pharmaceuticals)                                 43,069
   5,000   Yamato Transport Co. Ltd. (Trucking &
            Leasing)                                          67,295
   2,000   Yamazaki Baking Co. Ltd. (Food Processing)         19,535
   4,000   Yasuda Trust & Banking (Banks)                      3,999
                                                          ----------
                                                           9,052,399
                                                          ----------
           Malaysia - 0.83%
   2,000   AMMB Holdings BHD (Banks)                           1,310
   4,600   Commerce Asset Holdings BHD (Banks)                 2,198
   9,000   RHB Capital BHD (Banks)                             4,347
   1,000   Edaran Otomobil Nasional BHD (Consumer
            Goods)                                             2,042
   3,000   Ekran BHD (Holding Companies)                       2,119
  13,000   Golden Hope Plantations BHD (Agriculture)          15,029
   8,000   Hong Leong Properties BHD (Real Estate)             1,459
   3,000   Hume Industries (Malaysia) BHD (Building
            Materials)                                         3,145
  13,000   IOI Corp. BHD (Diversified)                         4,208
   3,000   Jaya Tiasa Holdings BHD (Materials)                 5,511
   4,000   Kuala Lumpur Kepong BHD (Agriculture)               8,581
   3,000   Land & General BHD (Holding Companies)                555
  23,000   Magnum Corp. BHD (Entertainment)                   13,827
   6,800   Malayan Banking BHD (Banks)                        19,741
   6,000   Malaysia International Shipping BHD
            (Transportation)                                   8,786
  10,000   Malaysian Airline System BHD (Transportation)       8,015
   8,000   Malaysian Resources Corp. BHD (Real Estate)         1,850
   7,000   MBF Capital BHD (Financial Services)                1,627
  13,000   Multi-Purpose Holdings BHD (Diversified)            3,340
   3,000   Nestle (Malaysia) BHD (Food Processing)            13,873
   3,200   Oriental Holdings BHD (Autos & Trucks)              3,913
   3,000   Perusahaan Otomobil Nasional BHD (Autos &
            Trucks)                                            2,929
  16,000   Public Bank BHD (Banks)                             5,508
   4,000   Rashid Hussain BHD (Financial Services)             3,103
   6,000   Resorts World BHD (Entertainment)                  10,096
   2,000   Rothmans of Pall Mall (Malaysia) BHD
            (Tobacco)                                         15,543
  19,000   Sime Darby BHD (Holding Companies)                 18,256
  10,000   Technology Resources Industries BHD
            (Telecommunications)                               5,909
  17,500   Telekom Malaysia BHD (Telecommunications)51,702
  23,000   Tenaga Nasional BHD (Utilities)                    49,043
   6,000   Time Engineering BHD (Diversified)                  1,541
   3,000   UMW Holdings BHD (Autos & Trucks)                   2,274
   7,000   United Engineers Ltd. (Engineering &
            Construction)                                      5,827
   5,250   YTL Corp. BHD (Engineering & Construction)          7,081
                                                          ----------
                                                             304,288
                                                          ----------


              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1997


Shares                Description                             Value
------                -----------                             -----

           Netherlands - 5.58%
   8,909   ABN Amro Holding NV (Banks)                    $  173,583
     436   Akzo Nobel (Chemicals)                             75,187
   4,593   Elsevier NV (Publishing/Printing)                  74,311
     361   Heineken NV (Brewery)                              62,858
   5,312   ING Groep NV (Financial Services)                 223,768
     769   KLM Royal Dutch Air Lines NV
            (Transportation)                                  28,449
   3,145   Koninklijke Ahold NV (Retail)                      82,065
      76   Oce NV (Office Equipment & Computers)               8,285
   2,402   Philips Electronics NV (Electronics)              144,075
  13,225   Royal Dutch Petroleum Company (Oil/Gas)           726,061
   3,099   Royal PTT Nederland NV (Commercial
            Services)                                        129,322
   4,154   Unilever NV-CVA (Food Processing)                 256,129
     494   Wolters Kluwer NV-CVA (Publishing/
            Printing)                                         63,818
                                                          ----------
                                                           2,047,911
                                                          ----------
           New Zealand - 0.30%
  20,319   Brierley Investments Ltd. (Investment
            Companies)                                        14,513
  10,803   Carter Holt Harvey Ltd. (Forest Products)          16,687
   1,983   Fletcher Challenge Building (Building
            Materials)                                         4,053
   1,943   Fletcher Challenge Energy (Oil/Gas)                 6,803
     314   Fletcher Challenge Forests (Forestry)                 261
   3,832   Fletcher Challenge Paper (Forest Products)          5,007
   5,349   Lion Nathan Ltd. (Brewery)                         11,990
  10,818   Telecom Corp. of New Zealand Ltd.
            (Telecommunications)                              52,455
                                                          ----------
                                                             111,769
                                                          ----------
           Norway - 0.52%
     900   Aker RGI ASA-A (Oil Equipment & Services)          16,236
     180   Aker RGI ASA-B (Oil Equipment & Services)           2,930
     500   Bergesen d.y. ASA-A (Transportation)               11,801
   3,250   Christiania Bank Og Kreditkasse (Financial
            Services)                                         13,137
     600   Hafslund ASA-A (Utilities)                          3,662
     200   Kvaerner ASA (Engineering)                         10,200
   1,350   Norsk Hydro ASA (Energy)                           65,830
     400   Norske Skogindustrier ASA-A (Paper)                11,611
     250   Orkla ASA-A (Manufacturing)                        21,533
     350   Petroleum Geo-Services ASA (Oil/Gas) (a)           22,076
   1,650   Storebrand ASA (Insurance) (a)                     11,638
                                                          ----------
                                                             190,654
                                                          ----------
           Portugal - 0.54%
   1,000   Banco Comercial Portugues, SA (Banks)              20,473
     600   Banco Espirito Santo e Comercial de Lisboa,
            SA (Commercial Banks)                             17,874
     600   BPI-SGPS, SA (Finance)                             14,604
     600   Cimpor-Cimentos de Portugal SA (Building
            Products)                                         15,743
   2,400   Electricidade de Portugal SA (Electric)            45,494
     500   Jeronimo Martins, SGPS, SA (Retail)                15,883
   1,200   Portugal Telecom SA (Telecommunications)           55,741
     300   Sonae Investimentos-Sociedade Gestora de
            Participacoes Sociais, SA (Retail)                12,147
                                                          ----------
                                                             197,959
                                                          ----------


Shares                Description                             Value
------                -----------                             -----

           Singapore - 0.92%
   6,000   City Developments Ltd. (Real Estate)             $ 27,774
   2,000   Cycle & Carriage Ltd. (Retail)                      8,249
   7,000   DBS Land Ltd. (Real Estate)                        10,718
   3,000   Development Bank of Singapore Ltd. (Banks)         25,638
   3,000   Fraser & Neave Ltd. (Beverages)                    12,997
   6,750   Keppel Corp. Ltd. (Transportation)                 19,389
   7,702   Oversea-Chinese Banking Corp. Ltd. (Banks)         44,795
   4,000   Parkway Holdings Ltd. (Diversified)                 9,021
   6,000   Singapore Airlines Ltd. (Transportation)           39,169
   2,000   Singapore Press Holdings Ltd. (Publishing/
            Printing)                                         25,045
   7,000   Singapore Technologies Industrial Corp.
            (Holding Companies)                                6,688
  43,000   Singapore Telecommunications, Ltd. (Utilities)     80,131
  12,000   United Industrial Corp. Ltd. (Diversified)          4,700
   4,000   United Overseas Bank Ltd. (Banks)                  22,196
                                                          ----------
                                                             336,510
                                                          ----------
           Spain - 2.64%
      98   Acerinox SA (Steel)                                14,512
   2,564   Autopistas Concesionaria Espanola SA
            (Engineering & Construction)                      34,401
   4,205   Banco Bilbao Vizcaya SA (Banks)                   136,010
   2,132   Banco Central Hispanoamericano (Banks)             51,894
   2,841   Banco Santander SA (Banks)                         94,874
     988   Corporacion Bancaria de Espana SA (Banks)          60,089
     860   Corporacion Mapfre (Insurance)                     22,795
   6,942   Endesa SA (Utilities)                             123,200
   1,072   Gas Natural SDG, SA (Utilities)                    55,562
   5,399   Iberdrola SA (Utilities)                           71,021
   1,779   Repsol SA (Oil/Gas)                                75,866
     475   Sociedade General de Aguas de Barcelona
            SA (Diversified)                                  19,588
     297   Tabacalera SA (Tobacco)                            24,065
   5,825   Telefonica de Espana (Telecommunications)         166,242
   2,023   Union Electrica Fenosa SA (Utilities)              19,378
                                                          ----------
                                                             969,497
                                                          ----------
           Sweden - 2.59%
   4,000   ABB AB-A (Machinery)                               47,387
   1,000   ABB AB-B (Machinery)                               11,784
     800   AGA AB-A (Chemicals)                               11,040
   8,366   Astra AB-A (Pharmaceuticals)                      144,976
   2,966   Astra AB-B (Pharmaceuticals)                       49,903
   1,400   Atlas Copco AB-A (Machinery)                       41,817
     700   Electrolux AB-Ser. B (Furniture)                   48,610
   1,200   Hennes & Mauritz AB-B (Retail)                     52,933
     300   Securitas AB-B (Commercial Services)                9,074
     800   Skandia Forsakrings AB (Insurance)                 37,759
   3,500   Skandinaviska Enskilda Banken-A (Banks)            44,331
     700   Skanska AB-B (Engineering)                         28,716
   1,500   Stora Kopparbergs Bergslags Aktiebolag-A
            (Forest Products)                                 18,905
   1,700   Svenska Cellulosa AB-B (Forest Products)           38,244
   1,900   Svenska Handelsbanken-A (Banks)                    65,731
   1,900   Swedish Match AB (Tobacco)                          6,346
   6,000   Telefonaktiebolaget LM Ericsson-B
            (Telecommunications)                             225,720
     600   Volvo AB-A (Autos & Trucks)                        16,031
   1,900   Volvo AB-B (Autos & Trucks)                        51,004
                                                          ----------
                                                             950,311
                                                          ----------

              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                             Value
------                -----------                             -----

           Switzerland - 7.68%
      55   ABB AG-Bearer (Machinery)                        $ 69,193
     100   Adecco SA (Commercial Services)                    29,035
      25   Alusuisse-Lonza Holding AG (Holding
            Companies)                                        24,047
   1,600   Credit Suisse Group (Banks)                       247,909
      40   Holderbank Financiere Glarus AG-B
            (Building Materials)                              32,689
     240   Nestle SA (Foods)                                 360,181
     408   Novartis AG-Registered (Medical)                  662,937
      15   Novartis AG-Bearer (Medical)                       24,424
      10   Roche Holding AG-Bearer (Pharmaceuticals)         154,257
      43   Roche Holding AG-Genusschine
            (Pharmaceuticals)                                427,612
      20   Sairgroup (Airlines) (a)                           27,423
      10   Schindler Holding AG (Machinery)                   10,757
      90   Schweizerische Rueckversicherungs-
            Gesellschaft (Insurance)                         168,573
     450   Schweizerischer Bankverein (Banks)                140,066
      15   SGS Societe Generale de Surveillance
            Holding SA (Commercial Services)                  28,795
     100   SMH AG-Registered (Jewelry)                        13,506
      25   SMH AG-Bearer (Jewelry)                            13,815
      15   Sulzer AG (Manufacturing)                           9,523
       2   Sulzer Medica AG (Medical Products) (a)               480
     150   UBS-Registered (Banks)                             43,295
     140   UBS-Bearer (Banks)                                202,715
     275   Zurich Versicherungs-Gesellschaft (Insurance)     131,222
                                                          ----------
                                                           2,822,454
                                                          ----------
           United Kingdom - 21.48%
   8,870   Abbey National Plc. (Banks)                       153,098
   2,891   Anglian Water Plc. (Utilities)                     38,530
   3,286   Arjo Wiggins Appleton Plc. (Paper)                  8,813
   6,034   Associated British Foods Plc. (Food
            Processing)                                       51,727
   9,333   Barclays Plc. (Banks)                             248,008
   5,245   Bass Plc. (Brewery)                                80,778
   6,199   BBA Group Plc. (Auto Related)                      41,615
  24,727   BG Plc. (Oil/Gas)                                 111,479
  28,024   BG Plc.-B (Oil/Gas) (a)                            14,064
   2,793   BICC Group Plc. (Wire & Cable)                      7,904
   4,385   Blue Circle Industries Plc. (Building
            Materials)                                        25,668
   3,259   BOC Group Plc. (Chemicals)                         53,972
   5,359   Boots Co. Plc. (Retail)                            77,860
   5,493   BPB Plc. (Paper)                                   30,549
   2,553   British Aerospace Plc. (Aerospace)                 73,134
   5,945   British Airways Plc. (Transportation)              58,349
   3,600   British Land Co. Plc. (Real Estate)                39,391
  35,046   British Petroleum Co. Plc. (Oil/Gas)              461,606
  13,105   British Sky Broadcasting Group Plc.
            (Broadcasting)                                    97,896
  14,109   British Steel Plc. (Steel)                         30,586
  38,927   British Telecommunications Plc.
            (Telecommunications)                             307,282
  25,023   BTR Plc. (Holding Companies)                       76,787
   2,079   Burmah Castrol Plc. (Oil/Gas)                      36,158
  20,616   B.A.T. Industries Plc. (Tobacco)                  188,095
  13,827   Cable & Wireless Plc. (Telecommunications)        121,604
   5,936   Cadbury Schweppes Plc. (Beverages)                 59,091
   2,073   Caradon Plc. (Holding Companies)                    6,123


Shares                Description                             Value
------                -----------                             -----

   3,997   Carlton Communications Plc. (Broadcasting)       $ 30,779
  44,671   Centrica Plc. (Oil/Gas) (a)                        64,681
   4,795   Commercial Union Plc. (Insurance)                  70,849
   2,789   Electrocomponents Plc. (Electronics)               20,742
   6,265   EMI Group Plc. (Entertainment)                     54,042
   3,338   FKI Plc. (Manufacturing)                           10,545
  16,392   General Electric Co. Plc. (Electronics)           107,616
   2,092   GKN Plc. (Auto Related)                            42,924
  21,718   Glaxo Wellcome Plc. (Pharmaceuticals)             513,866
   6,030   Granada Group Plc. (Leisure Time)                  92,967
   5,964   Great Universal Stores Plc. (Retail)               73,599
   8,493   Guardian Royal Exchange Plc. (Insurance)           45,417
  25,918   Diageo Plc. (Wine & Spirits)                      238,175
   6,318   Hanson Plc. (Holding Companies)                    28,328
   5,887   HSBC Holdings Plc. (75P) (Banks)                  152,174
  10,974   HSBC Holdings Plc. (Banks)                        271,933
   4,537   Imperial Chemical Industries Plc. (Chemicals)      70,173
   5,162   Kingfisher Plc. (Retail)                           72,025
   8,398   Ladbroke Group Plc. (Leisure Time)                 36,480
   4,062   Land Securities Plc. (Real Estate)                 65,499
   7,401   Legal & General Group Plc. (Insurance)             63,932
  32,838   Lloyds TSB Group Plc. (Banks)                     424,689
   8,505   LucasVarity Plc. (Auto Related)                    30,157
  18,966   Marks & Spencer Plc. (Retail)                     186,928
   5,232   MEPC Plc. (Property & Development)                 43,861
   1,577   Mercury Asset Management Group Plc.
            (Financial Services)                              44,060
  10,113   National Grid Group Plc. (Utilities)               48,297
   8,431   National Power Plc. (Utilities)                    83,581
   3,386   Pearson Plc. (Publishing)                          44,013
   4,634   Peninsular and Oriental Steam Navigation
            Company (Transportation)                          52,954
   5,737   Pilkington Plc. (Building Materials)               12,083
  12,117   Prudential Corp. Plc. (Insurance)                 140,857
   2,986   Railtrack Group Plc. (Transportation)              47,707
   4,961   Rank Group Plc. (Entertainment)                    28,468
   5,705   Redland Plc. (Building & Construction)             32,244
   6,776   Reed International Plc. (Publishing/Printing)      66,059
  10,013   Reuters Holdings Plc. (Publishing/Printing)       110,138
   4,236   Rexam Plc. (Packaging & Container)                 20,805
   1,863   RMC Group Plc. (Building Materials)                26,301
   8,753   Rolls-Royce Plc. (Aerospace)                       33,125
   2,748   Royal Bank of Scotland Group Plc. (Banks)          35,178
   9,151   Royal & Sun Alliance Insurance Group Plc.
            (Insurance)                                       91,848
   6,352   Rio Tinto Plc. (Metals & Mining)                   73,736
   8,164   Safeway Plc. (Retail)                              46,344
  13,189   Sainsbury (J.) Plc. (Retail)                      110,568
   2,000   Schroders Plc. (Banks)                             61,702
   6,848   Scottish Power Plc. (Utilities)                    60,451
   3,645   Scottish & Newcastle Plc. (Brewery)                44,110
  33,698   SmithKline Beecham Plc. (Pharmaceuticals)         346,819
   2,841   Smiths Industries Plc. (Aerospace)                 40,458
   3,272   Tate & Lyle Plc. (Foods)                           27,026
   7,494   Taylor Woodrow Plc. (Property & Development)       22,010
  15,099   Tesco Plc. (Retail)                               121,735
   3,475   Thames Water Plc. (Utilities)                      52,089
   2,362   Thorn Plc. (Entertainment)                          6,102
   4,356   TI Group Plc. (Property & Development)             33,400
  19,971   Unilever Plc. (Foods)                             171,366
   3,122   United Utilities Plc. (Utilities)                  40,325
  18,135   Vodafone Group Plc. (Telecommunications)          132,337


              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                             Value
------                -----------                             -----

   7,789   Williams Plc. (Diversified)                   $    43,062
   3,569   Wolseley Plc. (Building Materials)                 28,364
   5,615   Zeneca Group Plc. (Pharmaceuticals)               197,713
                                                         -----------
                                                           7,889,983
                                                         -----------
Total Common Stock (Cost $33,639,010)                     36,072,458
                                                         -----------
           PREFERRED STOCK CONVERTIBLE - 0.64%
           Australia - 0.12%
   8,979   News Corporation Ltd. (Consumer Services)          44,430
                                                         -----------
           Austria - 0.01%
      70   Bank Austria AG (Banks) (a)                         3,154
                                                         -----------
           Germany - 0.47%
   1,635   RWE AG(Oil/Gas)                                    69,106
     310   SAPAG - Vorzug (Software)                         101,460
                                                         -----------
                                                             170,566
                                                         -----------
           Italy - 0.04%
  10,354   Fiat SPA (Auto and Trucks)                         15,812
                                                         -----------
Total Preferred Stock Convertible (Cost $147,521)            233,962
                                                         -----------
         RIGHTS & WARRANTS - 0.00%
         Belgium - 0.00%
     100   Generale de Banque SA Warrants
             (Banks) (a)                                         256
                                                         -----------
         Hong Kong - 0.00%
   1,000   Hong Kong & Shanghai Hotel Warrants
             (Hotel/Motel) (a)                                    13
                                                         -----------
           Italy - 0.00%
   2,302   Banco Ambrosiano Veneto (Banks) (a)                     0
                                                         -----------
           Malaysia - 0.00%
   3,200   Public Bank BHD Rights (Banks) (a)                      0
                                                         -----------
Total Rights & Warrants (Cost $0)                                269
                                                         -----------


Shares/
Principal Amount      Description                             Value
----------------      -----------                             -----

           SHORT TERM INSTRUMENTS - 0.72%
           U.S.A. - 0.72%
 214,166   BT Institutional Cash Management Fund         $   214,166
$ 50,000   U.S. Treasury Bill, 5.37%, 4/30/98 (b)             49,153
                                                         -----------
Total Short Term Instruments (Cost $263,307)                 263,319
                                                         -----------
Total Investments (Cost $34,049,838)             99.56%  $36,570,008
Other Assets Less Liabilities                     0.44%      161,894
                                                ------   -----------
Net Assets                                      100.00%  $36,731,902
                                                ======   ===========
----------------
(a) Non-income producing security.
(b) Held as collateral for Futures Contracts.


Industry Diversification (as a percentage of Total Investments):

                                                   % of
                                                  Market
Industry                                           Value
--------                                          ------

Banks                                              14.63%
Chemicals                                           2.36
Consumer Goods & Services                           6.51
Construction                                        3.61
Electronics                                         4.52
Financial Services                                  3.70
Food &Beverage                                      5.96
Insurance                                           5.51
Metals & Mining                                     2.06
Oil &Gas                                            7.03
Other                                              11.52*
Pharmaceuticals                                     7.06
Real Estate                                         2.13
Retail                                              2.83
Telecommunications                                  7.57
Transportation                                      6.68
Utilities                                           6.32
                                                  ------
                                                  100.00%
                                                  ======

----------
*  No one industry represents more than 2% of Portfolio Holdings

              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Statement of Assets and Liabilities December 31, 1997

Assets
   Investments, at Value (Cost of $34,049,838)                          $36,570,008
   Cash (includes foreign cash of $72,147 with a cost of $74,337)            88,698
   Unrealized Appreciation on Forward Foreign Currency Contracts              2,310
   Dividends and Interest Receivable*                                        46,261
   Receivable Foreign Taxes Withheld                                         56,800
   Variation Margin Receivable                                                  100
   Deferred Organizational Expenses and Other                                 5,625
                                                                        -----------
Total Assets                                                             36,769,802
                                                                        -----------
Liabilities
   Due to Bankers Trust                                                       8,939
   Unrealized Depreciation on Forward Foreign Currency Contracts              6,319
   Accrued Expenses and Other                                                22,642
                                                                        -----------
Total Liabilities                                                            37,900
                                                                        -----------
Net Assets                                                              $36,731,902
                                                                        ===========
Composition of Net Assets
   Paid-in Capital                                                      $34,211,241
   Net Unrealized Appreciation on Investments, Futures, Foreign Currencies
     and Forward Foreign Currency Contracts                               2,520,661
                                                                        -----------
Net Assets                                                              $36,731,902
                                                                        ===========

----------------
* Includes $1,992 from the Portfolio's investment in the BT Institutional Cash Management Fund.


--------------------------------------------------------------------------------


Statement of Operations For the year ended December 31, 1997

Investment Income
   Dividends (net of foreign withholding tax of $118,548)**                                                      $   925,481
   Interest                                                                                                           26,794
                                                                                                                 -----------
Total Investment Income                                                                                              952,275
                                                                                                                 -----------
Expenses
   Advisory Fees                                                                                                     113,810
   Administration and Services Fees                                                                                   45,524
   Professional Fees                                                                                                  22,750
   Trustees Fees                                                                                                       2,100
   Amortization of Organizational Expenses                                                                             1,796
   Transfer Tax and Miscellaneous                                                                                      1,423
                                                                                                                 -----------

   Total Expenses                                                                                                    187,403
   Less:  Expenses Absorbed by Bankers Trust                                                                         (28,070)
                                                                                                                 -----------

      Net Expenses                                                                                                   159,333
                                                                                                                 -----------

Net Investment Income                                                                                                792,942
                                                                                                                 -----------
Realized and Unrealized Gain (Loss) on Investments, Futures, Foreign Currencies and
  Forward Foreign Currency Contracts
   Net Realized Gain from Investment Transactions                                                                  1,844,681
   Net Realized Loss from Futures, Foreign Currencies and Forward Foreign Currency Transactions                     (162,070)
   Net Change in Unrealized Appreciation on Investments                                                              923,832
   Net Change in Unrealized Appreciation on Futures, Foreign Currencies and Forward Foreign Currency Contracts        10,942
                                                                                                                 -----------


Net Realized and Unrealized Gain on Investments, Futures, Foreign Currencies and

  Forward Foreign Currency Contracts                                                                               2,617,385
                                                                                                                 -----------

Net Increase in Net Assets from Operations                                                                       $ 3,410,327
                                                                                                                 ===========

----------
** Includes $19,855 from the Portfolio's investment in the BT Institutional Cash
   Management Fund.


              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Statement of Changes in Net Assets

                                                                                                For the period
                                                                                               January 24, 1996
                                                                                  For the      (Commencement of
                                                                                year ended      Operations) to
                                                                            December 31, 1997  December 31, 1996
                                                                            -----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                      $   792,942       $   462,359
   Net Realized Gain (Loss) from Investments, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts                                         1,682,611           (71,255)
   Net Unrealized Appreciation on Investments, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts                                           934,774         1,585,887
                                                                              -----------       -----------
Net Increase in Net Assets from Operations                                      3,410,327         1,976,991
                                                                              -----------       -----------
Capital Transactions
   Proceeds from Capital Invested                                              22,906,366        38,819,050
   Value of Capital Withdrawn                                                 (29,976,630)         (404,212)
                                                                              -----------       -----------
Net Increase (Decrease) in Net Assets from Capital Transactions                (7,070,264)       38,414,838
                                                                              -----------       -----------
Total Increase (Decrease) in Net Assets                                        (3,659,937)       40,391,829
Net Assets
Beginning of Period                                                            40,391,839                10
                                                                              -----------       -----------
End of Period                                                                 $36,731,902       $40,391,839
                                                                              ===========       ===========


--------------------------------------------------------------------------------


Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the EAFE Equity Index Portfolio.

                                                                                  For the period January 24, 1996
                                                           For the year            (Commencement of Operations)
                                                      ended December 31, 1997          to December 31, 1996
                                                      -----------------------     -------------------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                    $36,732                          $40,392
Ratios to Average Net Assets:
   Net Investment Income                                      1.74%                            1.69%*
   Expenses                                                   0.35%                            0.35%*
   Decrease Reflected in Above Expense Ratio Due

     to Absorption of Expenses by Bankers Trust               0.06%                            0.11%*
Portfolio Turnover Rate                                         44%                               4%
Average Commission Per Share                                $0.0208                          $0.0170

----------
*  Annualized.

              See Notes to Financial Statements on Pages 19 and 20

EAFE Equity Index Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A.  Organization

The EAFE Equity Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996, as an unincorporated trust under the laws of New York, and commenced operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. Option Contracts

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. Organizational Expenses

Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five year period.

I. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the average daily net assets. For the year ended December 31, 1997, this fee aggregated $45,524.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the average daily net assets. For the year ended December 31, 1997, this fee aggregated $113,810.

Bankers Trust has voluntarily undertaken to waive its fees and reimEAFE Equity Index Portfolio Notes to Financial Statements burse expenses of the Portfolio, to the extent necessary, to limit all

EAFE Equity Index Portfolio

Notes to Financial Statements

expenses to 0.35 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $28,070.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Certain trustees and officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended December 31, 1997, the Portfolio paid brokerage commissions of $33,474.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $19,401,411 and $25,973,778, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $34,413,492. The aggregate gross unrealized appreciation was $6,950,231, and the aggregate gross unrealized depreciation for all investments was $4,793,715 as of December 31, 1997.

Note 4--Futures Contracts

A summary of obligations under these financial instruments at December 31, 1997 is as follows:

                                                              Unrealized
                                                             Appreciation
Type of Future            Expiration   Contracts  Position  (Depreciation)
--------------            ----------   ---------  --------  --------------
Nikkei 300 Index Futures  March 1998       4        Long      $(1,691)
Topix Index Futures       March 1998       1        Long       (4,182)
ETOP 100 Futures          March 1998       1        Long        9,786

At December 31, 1997, the Portfolio segregated approximately $49,000 of investment securities to cover margin requirements on open futures contracts.
Note 5--Open Forward Foreign Currency Contracts As of December 31, 1997, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

--------------------------------------------------------------------------------

Note 5--Open Forward Foreign Currency Contracts

As of December 31, 1997, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                 Net Unrealized
                                                                                                  Appreciation
Contracts to Deliver              In Exchange For          Settlement Date     Value (US$)    (Depreciation) (US$)
------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------
European Currency Unit  98,628    U.S. Dollars $ 110,000      1/23/98          $  108,570           $   1,430
European Currency Unit 135,716    U.S. Dollars   150,000      1/23/98             149,396                 604
Japanese Yen         4,529,595    U.S. Dollars    35,000      1/23/98              34,836                 164
Japanese Yen        10,387,400    U.S. Dollars    80,000      1/23/98              79,888                 112
------------------------------------------------------------------------------------------------------------------
                                                                               Total Sales          $   2,310
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
European Currency Unit 350,000    U.S. Dollars $ 391,143      1/23/98          $  385,280           $  (5,863)
Japanese Yen        20,000,000    U.S. Dollars   154,273      1/23/98             153,817                (456)
------------------------------------------------------------------------------------------------------------------
                                                                          Total Purchases           $  (6,319)
------------------------------------------------------------------------------------------------------------------
                                                        Total Net Unrealized Depreciation           $  (4,009)
------------------------------------------------------------------------------------------------------------------

EAFE Equity Index Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of
BT Investment Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the EAFE Equity Index Portfolio (one of the Portfolios comprising BT Investment Portfolios) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended December 31, 1997 and the period January 24, 1996 (Commencement of Operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EAFE Equity Index Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

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BT ADVISOR FUNDS
EAFE EQUITY INDEX FUND



Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022





                                ---------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                                ---------------




                   EAFE Equity Index Fund - Institutional Class Cusip #05576L874
                         EAFE Equity Index Fund - Advisor Class Cusip #05576L841
                                                                STA514200 (2/98)